Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

Prepayment – related party

Mr. Xianfu Han, and Mr. Weili He, the Company's former officers and collectively held less than 5% ordinary shares of the Company currently, are holding positions as president and director of Ningbo Lianlv Investment Ltd., respectively. This company owns 99% of the shares of Beijing Lianlv Technical Group Ltd. ("Beijing Lianlv"), the Company's supplier. As of June 30, 2019, the Company's prepayment – related party of discontinued operations amounted to $456,399 for Beijing Lianlv, before any allowance, for inventory purchases.

Other receivables – related party

This balance represents litigation against Xin Ao who entered into a capital lease agreement on behalf of Beijing Lianlv, an entity whose shareholders are Mr. Han and Mr. He. The balance was indemnified by Mr. Han and Mr. He in November 2019. As of June 30, 2019, other receivable – related party of discontinued operations from Beijing Lianlv was $165,075.

Other payables – related parties

The balances represent the salary payables to Mr. Xianfu Han, Mr. Weili He, the Company's former Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO") who collectively held less than 5% of the Company ordinary shares currently.

Other payables – related parties consisted of the following:

	June 30, 2020	June 30, 2019
Xianfu Han	$-	$361,336
Weili He	10,711	396,401
Total	10,711	757,737
Less: other payables – related parties - discontinued operations	-	(217,737)
Other payables – related parties – continuing operations	$10,711	$540,000

Borrowings from related party

During the year ended June 30, 2020, Hou Sing, the Company's shareholder, lent the Company $300,000 to pay for the Company's certain operating expenses. In December 2019, the Company issued ordinary shares to Hou Sing to repay the debt the Company owes to him (See Note 12).